Note 14 - Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss carryforwards	$ 56,202,470	$ 43,362,260
Stock-based compensation	2,426,886	2,094,946
Intangible assets	2,481,960	2,583,348
Debt discount	695,259	252,788
Allowance for doubtful accounts	37,145	23,710
Other	1,388,166	32,716
Total deferred tax assets	63,231,886	48,349,768
Valuation allowance	(61,340,847)	(45,195,445)
Deferred tax assets, net of valuation allowance	1,891,039	3,154,323
Deferred tax liabilities
Depreciation	(1,891,039)	(3,154,323)
Intangible assets	(363,774)	(401,337)
Total deferred tax liabilities	(2,254,813)	(3,555,660)
Net deferred tax liabilities	$ (363,774)	$ (401,337)